Earnings Per Common Share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Common Share [Abstract]
Schedule of Computation of Basic and Diluted Earnings Per Share
The following table details the computation of basic and diluted earnings per share for the years ended December 31, 2014 and 2013:

	2014	2013

Net income	$3,443,569	$2,889,351
Convertible preferred stock dividends (Series A and D)	(183,423)	(183,423)
Net income available to common shareholders	$3,260,146	$2,705,928
Weighted average common shares outstanding	3,544,057	3,542,984

Effect of dilutive securities:
Options	1,916	-
Convertible preferred stock (Series A and D)	633,935	633,935
Weighted average common shares outstanding, diluted	4,179,908	4,176,919

Basic earnings per common share	$0.92	$0.76
Diluted earnings per common share	$0.82	$0.69